VGOF-P8 05/25

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 27, 2025 TO THE

SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All references to prospectus@franklintempleton.com and to 1-877-721-1926 in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A are replaced with

prospectus-request@franklintempleton.com and 1-800-625-4554, respectively.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	January 1, 2025
Western Asset Institutional Liquid Reserves	January 1, 2025
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	January 1, 2025
Western Asset Institutional U.S. Treasury Reserves	January 1, 2025
Western Asset Premier Institutional Government Reserves	January 1, 2025
Western Asset Premier Institutional Liquid Reserves	January 1, 2025
Western Asset Premier Institutional U.S. Treasury Reserves	January 1, 2025
Western Asset Select Tax Free Reserves	January 1, 2025

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	January 1, 2025

Please retain this supplement for future reference.